COLUMBIA LARGE COMPANY INDEX FUND
                        COLUMBIA SMALL COMPANY INDEX FUND
                        COLUMBIA U.S. TREASURY INDEX FUND

               Supplement to the Prospectuses dated August 1, 2005

At a meeting held on September 16, 2005, shareholders of Columbia Large Company Index Fund and Columbia Small Company Index Fund (the "Funds") approved the reorganization of the Funds into Columbia Large Cap Index Fund (formerly named Nations LargeCap Index Fund) and Columbia Small Cap Index Fund (formerly named Nations SmallCap Index Fund), respectively (the "Reorganization"). The Reorganization took place on September 23, 2005. Accordingly, effective September 26, 2005, all references to the Funds in the Prospectuses are removed.



SUP-47/91000-0905                                            September 26, 2005

                        COLUMBIA LARGE COMPANY INDEX FUND
                        COLUMBIA SMALL COMPANY INDEX FUND
                        COLUMBIA U.S. TREASURY INDEX FUND

    Supplement to the Statement of Additional Information dated August 1, 2005


At a meeting held on September 16, 2005, shareholders of Columbia Large Company Index Fund and Columbia Small Company Index Fund (the "Funds") approved the reorganization of the Funds into Columbia Large Cap Index Fund (formerly named Nations LargeCap Index Fund) and Columbia Small Cap Index Fund (formerly named Nations SmallCap Index Fund), respectively (the "Reorganization"). The Reorganization took place on September 23, 2005. Accordingly, effective September 26, 2005, all references to the Funds in the Statement of Additional Information are removed.



SUP-39/90901-0905                                            September 26, 2005